BANKING FACILITIES	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
BANKING FACILITIES

NOTE 14. BANKING FACILITIES

A subsidiary of the Group entered into a banking facility agreement with CMB Wing Lung Bank Limited (“CMB”), pursuant to which the subsidiary is entitled to trade facilities limits of HK$20.0 million and HK$9.4 million as of September 30, 2024 and 2025, respectively. The facilities of HK$20.0 million as of September 30, 2024 are made available to the subsidiary provided only that CMB had received (i) the legal charge over a property owned by the subsidiary; (ii) the legal charge over a property jointly owned by the founder of the Company and his family member; and (iii) a joint personal guarantee by the founder of the Company and his family member. The facilities of HK$4.4 million as of September 30, 2025 are made available to the subsidiary provided only that CMB had received (i) the legal charge over a property owned by the subsidiary; and (ii) a corporate guarantee by the Company. The facilities of HK$5.0 million as of September 30, 2025 are made available to the subsidiary provided only that CMB had received (i) a deposit placed in the bank by the subsidiary or the Company; and (ii) a corporate guarantee by the Company. As of September 30, 2024 and 2025, the facilities of HK$20.0 million and HK$4.4 million were made available to the subsidiary, respectively. The banking facilities include letter of credit, trust receipt, invoice financing, letter of guarantee, and corporate credit card facilities. Of the available facilities, as of September 30, 2024 and 2025, the Group had utilized HK$2,355,023 and HK$1,957,870, respectively. The unutilized banking facilities available to the subsidiary were HK$17,644,977 and HK$2,442,130 as of September 30, 2024 and 2025, respectively.

A subsidiary of the Group entered into a banking facility agreement with DBS Bank (Hong Kong) Limited (“DBS”), pursuant to which the subsidiary is entitled to trade facilities limits of HK$18.0 million as of September 30, 2025. The facilities are made available to the subsidiary provided only that DBS had received (i) a deposit of not less than the outstanding facility amount placed in the bank by the subsidiary; and (ii) a corporate guarantee by the Company. As of September 30, 2025, the facilities of HK$9.0 million were made available to the subsidiary. The banking facilities include letter of credit, trust receipt, invoice financing, and letter of guarantee. Of the available facilities, as of September 30, 2025, the Group had utilized HK$8,883,000. The unutilized banking facilities available to the subsidiary were HK$117,000 as of September 30, 2025.